CONTENT PRODUCTION INCENTIVES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONTENT PRODUCTION INCENTIVES [Abstract]
Content production incentives	$ 13.1	$ 0.0